Label	Element	Value
Restricted Stock Units [Member]
Disclosure of share-based payment arrangements [text block]	ifrs-full_DisclosureOfSharebasedPaymentArrangementsExplanatory	5,974,387
Stock Options [Member]
Disclosure of share-based payment arrangements [text block]	ifrs-full_DisclosureOfSharebasedPaymentArrangementsExplanatory	1,844,760
Performance Stock Units [Member]
Disclosure of share-based payment arrangements [text block]	ifrs-full_DisclosureOfSharebasedPaymentArrangementsExplanatory	180,000